Deferred tax balances (Tables)	12 Months Ended
Jun. 30, 2025
Text block 1 [Abstract]
Summary of Movement in Net Deferred Tax Position
The movement for the year in the Group’s net deferred tax position is as follows:

	2025	2024	2023
	US$M	US$M	US$M
Net deferred tax (liability)/asset
At the beginning of the financial year	(3,265)	(4,243)	(3,007)
Acquisition of subsidiaries and operations 1	–	–	(867)
Income tax (charge)/credit recorded in the income statement 2,3	(177)	988	(387)
Income tax (charge)/credit recorded directly in equity	(17)	(6)	6
Divestment of subsidiaries and operations	14	(3)	–
Other movements	17	(1)	12

At the end of the financial year	(3,428)	(3,265)	(4,243)

1	Relates to the acquisition of OZL on 2 May 2023.

2	Includes US$1,125 million income tax credit in the year ended 30 June 2024 as a result of an impairment of Western Australia Nickel Assets.

3
Includes US$(283) million revaluation of deferred tax balances in the year ended 30 June 2023, following the substantive enactment of the Chilean Royalty Bill. Refer to note 3 ‘Exceptional items’ for more information.

Summary of Composition of Net Deferred Tax Assets and Liabilities and Deferred Tax Expense Charged/(Credited) to Income Statement
The composition of the Group’s net deferred tax assets and liabilities recognised in the balance sheet and the deferred tax expense charged/(credited) to the income statement is as follows:

	Deferred tax assets		Deferred tax liabilities		Charged/(credited) to the income statement
	2025	2024	2025	2024	2025	2024	2023
	US$M	US$M	US$M	US$M	US$M	US$M	US$M
Type of temporary difference
Depreciation 1	(893)	(756)	5,284	5,221	213	(894)	452
Exploration expenditure	17	14	–	–	(2)	(2)	(2)
Employee benefits	35	23	(477)	(407)	(78)	6	(94)
Closure and rehabilitation	195	155	(1,826)	(1,770)	(96)	(29)	(296)
Other provisions	47	55	(202)	(196)	2	23	4
Deferred income	–	–	(9)	(23)	14	(9)	37
Deferred charges	(31)	(55)	551	522	5	(148)	85
Investments, including foreign tax credits	281	274	516	411	96	(6)	(54)
Foreign exchange gains and losses	(14)	(9)	85	80	9	(115)	42
Tax losses	491	364	(38)	(84)	(80)	40	37
Lease liability 1	23	9	(735)	(730)	(19)	45	(83)
Other	(73)	(7)	357	308	113	101	259

Total	78	67	3,506	3,332	177	(988)	387

1	Includes deferred tax associated with the recognition of right-of-use assets and lease liabilities on adoption of IFRS 16. Refer to note 22 ‘Leases’.

Summary of Composition of Unrecognised Deferred Tax Assets and Liabilities
The composition of the Group’s unrecognised deferred tax assets and liabilities is as follows:

	2025	2024
	US$M	US$M
Unrecognised deferred tax assets
Tax losses and tax credits 1	10,159	9,126
Investments in subsidiaries 2	1,681	1,533
Mineral rights 3	3,224	3,216
Other deductible temporary differences 4	1,965	1,978

Total unrecognised deferred tax assets	17,029	15,853

Unrecognised deferred tax liabilities
Investments in subsidiaries 2	2,349	2,307

Total unrecognised deferred tax liabilities	2,349	2,307

1
At 30 June 2025, the Group had income and capital tax losses with a tax benefit of US$5,621 million (2024: US$5,589 million) and tax credits of US$4,538 million (2024: US$3,537 million), which are not recognised as deferred tax assets, because it is not probable that future taxable profits or capital gains will be available against which the Group can utilise the benefits.

The gross amount of tax losses carried forward that have not been recognised is as follows:

Year of expiry	2025	2024
	US$M	US$M
Income tax losses
Not later than one year	14	28
Later than one year and not later than two years	16	10
Later than two years and not later than five years	46	43
Later than five years and not later than 10 years	872	652
Later than 10 years and not later than 20 years	623	1,003
Unlimited	5,752	5,620

	7,323	7,356

Capital tax losses
Not later than one year	–	–
Later than two years and not later than five years	–	–
Unlimited	13,371	13,494

Gross amount of tax losses not recognised	20,694	20,850

Tax effect of total losses not recognised	5,621	5,589

Of the US$4,538 million of tax credits, US$3,566 million expires not later than 10 years (2024: US$2,792 million) and US$972 million expires later than 10 years and not later than 20 years (2024: US$745 million).

2
The Group has deferred tax assets and deferred tax liabilities associated with undistributed earnings of subsidiaries that have not been recognised because the Group is able to control the timing of the reversal of the temporary differences and it is not probable that these differences will reverse in the foreseeable future. Where the Group has undistributed earnings held by associates and joint interests, the deferred tax liability will be recognised as there is no ability to control the timing of the potential distributions.

3
The Group has deductible temporary differences relating to mineral rights for which deferred tax assets have not been recognised because it is not probable that future capital gains will be available against which the Group can utilise the benefits. The deductible temporary differences do not expire under current tax legislation.

4
The Group has other deductible temporary differences for which deferred tax assets have not been recognised because it is not probable that future taxable profits will be available against which the Group can utilise the benefits. The deductible temporary differences do not expire under current tax legislation.